Schedules of Investments (unaudited)
April 30, 2026
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 Franklin Multi-Asset Growth Fund

(Percentages shown based on Fund net assets)
Description		Shares	Value
Investments in Underlying Funds(a) — 97.5%
Domestic Equity — 77.7%
Franklin Templeton ETF Trust:
BrandywineGLOBAL — Dynamic US Large Cap Value ETF		252,324	$3,856,848
Franklin Small Cap Enhanced ETF		1,910,130	53,493,191
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		1,181,799	42,722,037
ClearBridge Large Cap Growth Fund, Class IS Shares		1,262,197	93,894,819
Franklin U.S. Large Cap Equity Fund, Class IS Shares		9,087,538	261,811,963
Putnam Investment Funds:
Putnam Large Cap Growth Fund, Class R6 Shares		1,656,163	139,862,975
Putnam Large Cap Value Fund, Class R6 Shares		3,464,091	144,972,193

Total Domestic Equity			740,614,026
Foreign Equity — 16.9%
Franklin Templeton ETF Trust:
Franklin FTSE Japan ETF		235,434	8,965,326
Franklin Systematic Style Premia ETF		695,904	18,861,156
Legg Mason Global Asset Management Trust:
ClearBridge International Growth Fund, Class IS Shares		82,835	6,322,761
Franklin International Equity Fund, Class IS Shares		2,446,130	54,181,771
Templeton Funds:
Templeton Developing Markets Trust, Class A Shares		2,080,193	66,004,522
Templeton Foreign Fund, Class R6 Shares		650,055	6,403,039

Total Foreign Equity			160,738,575
Domestic Fixed Income — 2.9%
Franklin Templeton ETF Trust — Franklin U.S. Core Bond ETF		220,480	4,729,296
Templeton Funds — Franklin BSP Lending Fund, Class R6 Shares		2,282,783	23,124,594

Total Domestic Fixed Income			27,853,890
Total Investments in Underlying Funds before Short-Term Investments (Cost — $699,726,992)			929,206,491
	Rate
Short-Term Investments — 2.2%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $20,747,601)	3.578%	20,747,601	20,747,601 (b)
Total Investments — 99.7% (Cost — $720,474,593)			949,954,092
Other Assets in Excess of Liabilities — 0.3%			3,297,423
Total Net Assets — 100.0%			$953,251,515

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds are available at www.franklintempleton.com (Note 2).
(b)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
ETF	—	Exchange-Traded Fund
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Multi-Asset Allocation Funds 2026 Quarterly Report

Schedules of Investments (unaudited)
April 30, 2026
 Franklin Multi-Asset Moderate Growth Fund
(Percentages shown based on Fund net assets)
Description		Shares	Value
Investments in Underlying Funds(a) — 97.5%
Domestic Equity — 65.2%
Franklin Templeton ETF Trust:
BrandywineGLOBAL — Dynamic US Large Cap Value ETF		121,815	$1,861,979
Franklin Small Cap Enhanced ETF		922,155	25,824,951
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		580,170	20,973,146
ClearBridge Large Cap Growth Fund, Class IS Shares		588,930	43,810,510
Franklin U.S. Large Cap Equity Fund, Class IS Shares		4,373,858	126,010,854
Putnam Investment Funds:
Putnam Large Cap Growth Fund, Class R6 Shares		817,605	69,046,730
Putnam Large Cap Value Fund, Class R6 Shares		1,672,738	70,004,098

Total Domestic Equity			357,532,268
Foreign Equity — 14.5%
Franklin Templeton ETF Trust:
Franklin FTSE Japan ETF		113,660	4,328,173
Franklin Systematic Style Premia ETF		403,910	10,947,213
Legg Mason Global Asset Management Trust:
ClearBridge International Growth Fund, Class IS Shares		40,143	3,064,119
Franklin International Equity Fund, Class IS Shares		1,180,242	26,142,357
Templeton Funds:
Templeton Developing Markets Trust, Class A Shares		1,004,353	31,868,102
Templeton Foreign Fund, Class R6 Shares		315,030	3,103,048

Total Foreign Equity			79,453,012
Domestic Fixed Income — 12.8%
Franklin Templeton ETF Trust — Franklin U.S. Core Bond ETF		2,658,375	57,022,144
Templeton Funds — Franklin BSP Lending Fund, Class R6 Shares		1,320,095	13,372,560

Total Domestic Fixed Income			70,394,704
Foreign Fixed Income — 5.0%
Franklin Templeton ETF Trust — Franklin High Yield Corporate ETF		329,392	8,037,165
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Flexible Bond Fund, Class IS Shares		2,057,313	19,359,319

Total Foreign Fixed Income			27,396,484
Total Investments in Underlying Funds before Short-Term Investments (Cost — $420,243,621)			534,776,468
	Rate
Short-Term Investments — 2.0%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $11,134,212)	3.578%	11,134,212	11,134,212 (b)
Total Investments — 99.5% (Cost — $431,377,833)			545,910,680
Other Assets in Excess of Liabilities — 0.5%			2,480,624
Total Net Assets — 100.0%			$548,391,304

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds are available at www.franklintempleton.com (Note 2).
(b)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
ETF	—	Exchange-Traded Fund
See Notes to Schedules of Investments.

Franklin Multi-Asset Allocation Funds 2026 Quarterly Report

 Franklin Multi-Asset Moderate Growth Fund
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Multi-Asset Allocation Funds 2026 Quarterly Report

Schedules of Investments (unaudited)
April 30, 2026
 Franklin Multi-Asset Conservative Growth Fund
(Percentages shown based on Fund net assets)
Description		Shares	Value
Investments in Underlying Funds(a) — 97.5%
Domestic Equity — 48.4%
Franklin Templeton ETF Trust:
BrandywineGLOBAL — Dynamic US Large Cap Value ETF		50,137	$766,359
Franklin Small Cap Enhanced ETF		379,720	10,634,059
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		238,975	8,638,940
ClearBridge Large Cap Growth Fund, Class IS Shares		239,891	17,845,457
Franklin U.S. Large Cap Equity Fund, Class IS Shares		1,801,212	51,892,922
Putnam Investment Funds:
Putnam Large Cap Growth Fund, Class R6 Shares		338,996	28,628,235
Putnam Large Cap Value Fund, Class R6 Shares		689,054	28,836,908

Total Domestic Equity			147,242,880
Domestic Fixed Income — 26.3%
Franklin Templeton ETF Trust — Franklin U.S. Core Bond ETF		3,379,141	72,482,574
Templeton Funds — Franklin BSP Lending Fund, Class R6 Shares		744,429	7,541,064

Total Domestic Fixed Income			80,023,638
Foreign Fixed Income — 11.5%
Franklin Templeton ETF Trust — Franklin High Yield Corporate ETF		418,700	10,216,280
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Flexible Bond Fund, Class IS Shares		2,615,336	24,610,310

Total Foreign Fixed Income			34,826,590
Foreign Equity — 11.3%
Franklin Templeton ETF Trust:
Franklin FTSE Japan ETF		46,802	1,782,220
Franklin Systematic Style Premia ETF		229,062	6,208,290
Legg Mason Global Asset Management Trust:
ClearBridge International Growth Fund, Class IS Shares		16,307	1,244,710
Franklin International Equity Fund, Class IS Shares		487,669	10,801,870
Templeton Funds:
Templeton Developing Markets Trust, Class A Shares		413,607	13,123,756
Templeton Foreign Fund, Class R6 Shares		128,037	1,261,169

Total Foreign Equity			34,422,015
Total Investments in Underlying Funds before Short-Term Investments (Cost — $248,148,565)			296,515,123
	Rate
Short-Term Investments — 2.3%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $7,043,816)	3.578%	7,043,816	7,043,816 (b)
Total Investments — 99.8% (Cost — $255,192,381)			303,558,939
Other Assets in Excess of Liabilities — 0.2%			620,401
Total Net Assets — 100.0%			$304,179,340

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds are available at www.franklintempleton.com (Note 2).
(b)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
ETF	—	Exchange-Traded Fund
See Notes to Schedules of Investments.

Franklin Multi-Asset Allocation Funds 2026 Quarterly Report

 Franklin Multi-Asset Conservative Growth Fund
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Multi-Asset Allocation Funds 2026 Quarterly Report

Schedules of Investments (unaudited)
April 30, 2026
 Franklin Multi-Asset Defensive Growth Fund
(Percentages shown based on Fund net assets)
Description		Shares	Value
Investments in Underlying Funds(a) — 97.6%
Domestic Fixed Income — 39.8%
Franklin Templeton ETF Trust — Franklin U.S. Core Bond ETF		1,800,213	$38,614,569
Templeton Funds — Franklin BSP Lending Fund, Class R6 Shares		253,204	2,564,953

Total Domestic Fixed Income			41,179,522
Domestic Equity — 31.7%
Franklin Templeton ETF Trust:
BrandywineGLOBAL — Dynamic US Large Cap Value ETF		2,670	40,812
Franklin Small Cap Enhanced ETF		84,387	2,363,258
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		51,439	1,859,531
ClearBridge Large Cap Growth Fund, Class IS Shares		48,593	3,614,831
Franklin U.S. Large Cap Equity Fund, Class IS Shares		402,400	11,593,157
Putnam Investment Funds:
Putnam Large Cap Growth Fund, Class R6 Shares		79,522	6,715,634
Putnam Large Cap Value Fund, Class R6 Shares		156,161	6,535,328

Total Domestic Equity			32,722,551
Foreign Fixed Income — 17.9%
Franklin Templeton ETF Trust — Franklin High Yield Corporate ETF		223,059	5,442,640
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Flexible Bond Fund, Class IS Shares		1,393,290	13,110,861

Total Foreign Fixed Income			18,553,501
Foreign Equity — 8.2%
Franklin Templeton ETF Trust:
Franklin FTSE Japan ETF		10,401	396,070
Franklin Systematic Style Premia ETF		79,877	2,164,914
Legg Mason Global Asset Management Trust:
ClearBridge International Growth Fund, Class IS Shares		3,603	275,017
Franklin International Equity Fund, Class IS Shares		108,529	2,403,916
Templeton Funds:
Templeton Developing Markets Trust, Class A Shares		91,922	2,916,677
Templeton Foreign Fund, Class R6 Shares		28,305	278,803

Total Foreign Equity			8,435,397
Total Investments in Underlying Funds before Short-Term Investments (Cost — $90,134,884)			100,890,971
	Rate
Short-Term Investments — 2.2%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $2,227,683)	3.578%	2,227,683	2,227,683 (b)
Total Investments — 99.8% (Cost — $92,362,567)			103,118,654
Other Assets in Excess of Liabilities — 0.2%			246,607
Total Net Assets — 100.0%			$103,365,261

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds are available at www.franklintempleton.com (Note 2).
(b)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
ETF	—	Exchange-Traded Fund
See Notes to Schedules of Investments.

Franklin Multi-Asset Allocation Funds 2026 Quarterly Report

 Franklin Multi-Asset Defensive Growth Fund
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Multi-Asset Allocation Funds 2026 Quarterly Report

Notes to Schedules of Investments (unaudited)
1. Organization and significant accounting policies
Franklin Multi-Asset Growth Fund (“Growth Fund”), Franklin Multi-Asset Moderate Growth Fund (“Moderate Growth Fund”), Franklin Multi-Asset Conservative Growth Fund (“Conservative Growth Fund”) and Franklin Multi-Asset Defensive Growth Fund (“Defensive Growth Fund”) (the “Funds”) are separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in Franklin Resources, Inc. (“Franklin Resources”) affiliated mutual funds and exchange-traded funds (“ETFs”) and ETFs managed by unaffiliated investment advisers (“Underlying Funds”).
The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities, including ETFs, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Funds’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Funds’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Funds’ manager and the Board. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an underlying fund is not available on the day of valuation, the Valuation Committee may adjust the underlying fund’s last available net asset value per share to account for significant events that have occurred subsequent to the underlying fund’s last net asset value per share calculation but prior to the day of valuation.

Franklin Multi-Asset Allocation Funds 2026 Quarterly Report

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:
Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$929,206,491	—	—	$929,206,491
Short-Term Investments†	20,747,601	—	—	20,747,601
Total Investments	$949,954,092	—	—	$949,954,092

†	See Schedule of Investments for additional detailed categorizations.
Moderate Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$534,776,468	—	—	$534,776,468
Short-Term Investments†	11,134,212	—	—	11,134,212
Total Investments	$545,910,680	—	—	$545,910,680

†	See Schedule of Investments for additional detailed categorizations.
Conservative Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$296,515,123	—	—	$296,515,123
Short-Term Investments†	7,043,816	—	—	7,043,816
Total Investments	$303,558,939	—	—	$303,558,939

†	See Schedule of Investments for additional detailed categorizations.

Franklin Multi-Asset Allocation Funds 2026 Quarterly Report

Notes to Schedules of Investments (unaudited) (cont’d)
Defensive Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$100,890,971	—	—	$100,890,971
Short-Term Investments†	2,227,683	—	—	2,227,683
Total Investments	$103,118,654	—	—	$103,118,654

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated companies
As defined by the 1940 Act, an affiliated company is one in which the Funds own 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Funds. The following Underlying Funds were considered affiliated companies for all or some portion of the period ended April 30, 2026. The following transactions were effected in such Underlying Funds for the period ended April 30, 2026.

	Affiliate Value at January 31, 2026	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2026
Growth Fund		Cost	Shares	Proceeds	Shares
BrandywineGLOBAL — Dynamic US Large Cap Value ETF
	$10,322,909	—	—	$6,551,773	436,614	$1,690,615	—	$(1,604,903)	$3,856,848
Franklin Small Cap Enhanced ETF
	52,349,788	—	—	2,765,513	106,519	(31,143)	$56,791	3,940,059	53,493,191
ClearBridge Appreciation Fund, Class IS Shares
	47,268,484	—	—	5,361,945	156,872	357,387	—	458,111	42,722,037
ClearBridge Large Cap Growth Fund, Class IS Shares
	144,972,358	—	—	49,606,144	699,540	(949,621)	—	(521,774)	93,894,819
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	249,167,388	$14,199,596	503,260	10,238,024	381,803	(429,563)	—	9,112,566	261,811,963
Putnam Large Cap Growth Fund, Class R6 Shares
	94,957,564	38,267,390	497,154	—	—	—	—	6,638,021	139,862,975
Putnam Large Cap Value Fund, Class R6 Shares
	143,526,242	13,202,178	316,662	15,243,289	385,090	237,307	346,016	3,249,755	144,972,193
Franklin FTSE Japan ETF
	—	18,389,572	461,329	7,990,464	225,895	(1,028,146)	—	(405,636)	8,965,326
Franklin Systematic Style Premia ETF
	18,796,367	—	—	—	—	—	—	64,789	18,861,156
ClearBridge International Growth Fund, Class IS Shares
	16,111,565	—	—	9,911,019	127,939	3,364,357	—	(3,242,142)	6,322,761
Franklin International Equity Fund, Class IS Shares
	45,692,988	7,920,220	364,445	—	—	—	—	568,563	54,181,771
Templeton Developing Markets Trust, Class A Shares
	51,977,226	17,072,408	576,965	7,947,870	262,303	186,316	—	4,716,442	66,004,522
Templeton Foreign Fund, Class R6 Shares
	16,287,406	—	—	9,977,312	995,137	2,105,771	—	(2,012,826)	6,403,039
Franklin U.S. Core Bond ETF
	23,762,892	5,859,045	272,704	24,813,741	1,147,793	5,249	201,572	(84,149)	4,729,296
Franklin BSP Lending Fund, Class R6 Shares
	23,078,938	—	—	—	—	—	407,356	45,656	23,124,594
	$938,272,115	$114,910,409		$150,407,094		$5,508,529	$1,011,735	$20,922,532	$929,206,491

Franklin Multi-Asset Allocation Funds 2026 Quarterly Report

	Affiliate Value at January 31, 2026	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2026
Moderate Growth Fund		Cost	Shares	Proceeds	Shares
BrandywineGLOBAL — Dynamic US Large Cap Value ETF
	$4,862,018	—	—	$3,032,824	202,670	$776,210	—	$(743,425)	$1,861,979
Franklin Small Cap Enhanced ETF
	25,297,032	—	—	1,394,700	52,352	20,199	$27,550	1,902,420	25,824,951
ClearBridge Appreciation Fund, Class IS Shares
	22,841,381	—	—	2,331,852	66,711	91,888	—	371,729	20,973,146
ClearBridge Large Cap Growth Fund, Class IS Shares
	70,050,465	—	—	25,539,666	358,979	(403,730)	—	(296,559)	43,810,510
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	120,399,168	$6,475,862	231,742	5,107,128	190,348	(211,194)	—	4,454,146	126,010,854
Putnam Large Cap Growth Fund, Class R6 Shares
	45,885,179	19,799,556	257,552	—	—	—	—	3,361,995	69,046,730
Putnam Large Cap Value Fund, Class R6 Shares
	69,480,566	5,685,540	136,476	6,880,478	173,818	92,599	169,239	1,625,871	70,004,098
Franklin FTSE Japan ETF
	—	8,858,210	222,152	3,837,639	108,492	(493,785)	—	(198,613)	4,328,173
Franklin Systematic Style Premia ETF
	10,909,609	—	—	—	—	—	—	37,604	10,947,213
ClearBridge International Growth Fund, Class IS Shares
	7,784,922	—	—	4,779,053	61,701	1,595,307	—	(1,537,057)	3,064,119
Franklin International Equity Fund, Class IS Shares
	22,081,196	3,778,196	174,265	—	—	—	—	282,965	26,142,357
Templeton Developing Markets Trust, Class A Shares
	25,114,506	8,569,997	289,626	4,241,294	138,347	147,618	—	2,277,275	31,868,102
Templeton Foreign Fund, Class R6 Shares
	7,870,216	—	—	4,811,326	479,941	1,014,992	—	(970,834)	3,103,048
Franklin U.S. Core Bond ETF
	64,758,402	—	—	7,120,406	327,259	(87,473)	633,862	(528,379)	57,022,144
Franklin BSP Lending Fund, Class R6 Shares
	13,346,158	—	—	—	—	—	235,567	26,402	13,372,560
Franklin High Yield Corporate ETF
	9,106,231	—	—	994,206	40,780	4,035	136,220	(78,895)	8,037,165
BrandywineGLOBAL — Flexible Bond Fund, Class IS Shares
	21,964,049	326,060	35,364	2,676,931	282,778	(111,261)	326,059	(142,598)	19,359,319
	$541,751,098	$53,493,421		$72,747,503		$2,435,405	$1,528,497	$9,844,047	$534,776,468

	Affiliate Value at January 31, 2026	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2026
Conservative Growth Fund		Cost	Shares	Proceeds	Shares
BrandywineGLOBAL — Dynamic US Large Cap Value ETF
	$2,008,968	—	—	$1,249,251	83,939	$317,528	—	$(310,886)	$766,359
Franklin Small Cap Enhanced ETF
	10,504,514	—	—	675,913	24,941	21,087	$11,419	784,371	10,634,059
ClearBridge Appreciation Fund, Class IS Shares
	9,484,782	—	—	1,039,128	29,640	98,493	—	94,793	8,638,940
ClearBridge Large Cap Growth Fund, Class IS Shares
	29,083,912	—	—	10,929,599	153,667	(135,628)	—	(173,228)	17,845,457
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	49,991,530	$3,295,356	120,629	3,188,248	118,321	(117,638)	—	1,911,922	51,892,922

Franklin Multi-Asset Allocation Funds 2026 Quarterly Report

Notes to Schedules of Investments (unaudited) (cont’d)
	Affiliate Value at January 31, 2026	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2026
Conservative Growth Fund (cont’d)		Cost	Shares	Proceeds	Shares
Putnam Large Cap Growth Fund, Class R6 Shares
	$19,053,015	$8,190,097	106,444	—	—	—	—	$1,385,123	$28,628,235
Putnam Large Cap Value Fund, Class R6 Shares
	28,860,601	1,892,482	45,515	$2,643,170	66,788	$31,186	$71,223	695,809	28,836,908
Franklin U.S. Core Bond ETF
	77,665,838	1,314,688	61,248	5,711,869	262,828	(76,918)	772,016	(709,165)	72,482,574
Franklin BSP Lending Fund, Class R6 Shares
	7,526,175	—	—	—	—	—	132,841	14,889	7,541,064
Franklin High Yield Corporate ETF
	10,921,268	—	—	613,887	25,254	(3,325)	165,992	(87,776)	10,216,280
BrandywineGLOBAL — Flexible Bond Fund, Class IS Shares
	26,341,055	401,163	43,510	1,813,683	192,188	(81,295)	401,163	(236,930)	24,610,310
Franklin FTSE Japan ETF
	—	3,669,607	91,999	1,599,090	45,197	(205,351)	—	(82,946)	1,782,220
Franklin Systematic Style Premia ETF
	6,186,965	—	—	—	—	—	—	21,325	6,208,290
ClearBridge International Growth Fund, Class IS Shares
	3,232,756	—	—	2,009,806	25,984	669,008	—	(647,248)	1,244,710
Franklin International Equity Fund, Class IS Shares
	9,168,721	1,514,327	69,960	—	—	—	—	118,822	10,801,870
Templeton Developing Markets Trust, Class A Shares
	10,427,121	3,658,449	123,638	1,981,866	64,213	81,806	—	938,246	13,123,756
Templeton Foreign Fund, Class R6 Shares
	3,268,109	—	—	2,023,063	202,075	424,653	—	(408,530)	1,261,169
	$303,725,330	$23,936,169		$35,478,573		$1,023,606	$1,554,654	$3,308,591	$296,515,123

	Affiliate Value at January 31, 2026	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2026
Defensive Growth Fund		Cost	Shares	Proceeds	Shares
Franklin U.S. Core Bond ETF
	$40,907,123	$555,793	25,893	$2,424,110	111,670	$(35,422)	$410,380	$(388,815)	$38,614,569
Franklin BSP Lending Fund, Class R6 Shares
	2,559,889	—	—	—	—	—	45,183	5,064	2,564,953
BrandywineGLOBAL — Dynamic US Large Cap Value ETF
	430,200	—	—	386,092	26,041	98,318	—	(101,614)	40,812
Franklin Small Cap Enhanced ETF
	2,353,269	14,457	557	180,661	6,824	1,497	2,553	174,696	2,363,258
ClearBridge Appreciation Fund, Class IS Shares
	2,124,858	—	—	305,707	8,738	67,620	—	(27,240)	1,859,531
ClearBridge Large Cap Growth Fund, Class IS Shares
	6,514,785	—	—	2,814,122	39,564	121,348	—	(207,180)	3,614,831
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	11,198,392	893,109	32,876	895,421	33,441	(38,389)	—	435,466	11,593,157
Putnam Large Cap Growth Fund, Class R6 Shares
	4,268,260	2,106,808	27,426	—	—	—	—	340,566	6,715,634
Putnam Large Cap Value Fund, Class R6 Shares
	6,485,006	470,574	11,331	584,720	14,781	(917)	16,229	165,385	6,535,328
Franklin High Yield Corporate ETF
	5,752,292	—	—	261,645	10,774	(754)	88,268	(47,253)	5,442,640
BrandywineGLOBAL — Flexible Bond Fund, Class IS Shares
	13,873,408	213,060	23,108	806,491	85,580	(37,326)	213,060	(131,790)	13,110,861

Franklin Multi-Asset Allocation Funds 2026 Quarterly Report

	Affiliate Value at January 31, 2026	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2026
Defensive Growth Fund (cont’d)		Cost	Shares	Proceeds	Shares
Franklin FTSE Japan ETF
	—	$831,026	20,832	$369,221	10,431	$(47,225)	—	$(18,510)	$396,070
Franklin Systematic Style Premia ETF
	$2,157,478	—	—	—	—	—	—	7,436	2,164,914
ClearBridge International Growth Fund, Class IS Shares
	724,105	—	—	453,751	5,870	150,866	—	(146,203)	275,017
Franklin International Equity Fund, Class IS Shares
	2,053,787	326,253	14,962	—	—	—	—	23,876	2,403,916
Templeton Developing Markets Trust, Class A Shares
	2,335,536	829,621	28,037	471,069	15,447	13,976	—	208,613	2,916,677
Templeton Foreign Fund, Class R6 Shares
	732,076	—	—	456,696	45,642	95,666	—	(92,243)	278,803
	$104,470,464	$6,240,701		$10,409,706		$389,258	$775,673	$200,254	$100,890,971

Franklin Multi-Asset Allocation Funds 2026 Quarterly Report